Note 12 - Subsequent Events	9 Months Ended
Jan. 31, 2016
Subsequent Events [Abstract]
Note 12 - Subsequent Events

Note 12 – Subsequent Events

The Company made additional investments in early-stage companies in exchange for consulting and advisory services. Agreements for non-exclusive advisory services and management consulting services were rendered for a 20% interest in Sportsclub LLC, a 20% interest in Reper LLC, a 30% interest in Cupcrew LLC, a 4% interest in Superstar Vape Inc., and a 20% interest in Dark.com LLC. Of these investments, Reper LLC is the only entity that has revenues. The Company also performed additional services for NetCapital Systems LLC, which generates revenues, under a new four-year arrangement that began in August 2016.